Other Non-Current Assets	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets

Note 7 – Other Non-Current Assets

The components of other non-current assets are as follows:

	September 30, 2022	June 30, 2022
iGaming regulatory deposits	$1,587,526	$1,715,053
iGaming deposit with service providers	-	261,825
Rent deposit	73,573	80,520
Other	4,364	4,778
Other non-current assets	$1,665,463	$2,062,176

Note 8 – Other Non-Current Assets

The components of other non-current assets follow:

	June 30, 2022	June 30, 2021
iGaming regulatory deposits	$1,715,053	$755,474
iGaming deposits with service providers	261,825	434,738
Rent deposit	80,520	91,253
Other	4,778	33,544
Other non-current assets	$2,062,176	$1,315,009